Warrant Liability	12 Months Ended
Dec. 31, 2020
FREYR AS
Warrant Liability

5. Warrant Liability

On June 10, 2019, the Company entered into an agreement with a third-party investor (the “Investment Agreement”) to issue warrants in exchange for the investor funding cash investments in the Company. Pursuant to the Investment Agreement, the investor will fund cash investments in tranches to support the Company’s two battery projects for the period from the effective date of the agreement through September 30, 2021. On June 15, 2019, the Company entered into an agreement with the investor and other project partners specifying the details about one of the battery projects (the “Innovation Project Agreement”). As specified in the Investment Agreement, the investor is entitled to receive warrants pursuant to the terms of the Investment Agreement based on tranches of cash investments (the “Tranche Warrants”). For each tranche of investment equaling EUR 250 thousand, the investor shall be entitled to receive investor warrants equaling 0.3448% of the outstanding ordinary shares of the Company on a fully diluted basis. In total, the investor shall be entitled to receive Tranche Warrants equaling 10% of the Company’s fully diluted equity capitalization if the full amount of the agreed upon cash investment in the Company is funded by the investor. The investor is entitled to additional warrants (the “Milestone Warrants”) upon the investor’s achievement of certain milestones in relation to the Strategic Battery Cell Technology Partnership (as defined in the Investment Agreement) equaling 4% of the Company’s fully diluted equity capitalization. In addition, pursuant to the Investment Agreement, the investor has the right to invest additional funds in the Company any time during the 12-month period after June 10, 2019. In exchange for the additional investment, the investor is entitled to additional warrants (the “Additional Investment Warrants,” together with the “Tranche Warrants” and the “Milestone Warrants,” are collectively referred to as the “Investment Agreement Warrants”) based on a formula provided by the Investment Agreement.

Each Investment Agreement Warrant entitles the investor to purchase one ordinary share of the Company at an exercise price of NOK 0.01 per share. All of the warrants vest immediately upon issuance and can be exercised at any time during the term, which is the longer of (a) three years from the date of issuance, or (b) two years after the completion or termination of the battery project per the Innovation Project Agreement. The Company determined that the Investment Agreement Warrants should be considered a single equity contract and recognized as a liability within the consolidated balance sheets in accordance with ASC 815-10-S99-4. The warrant liability is measured at fair value and is subsequently remeasured at each reporting date with changes recorded as a warrant liability fair value adjustment within the consolidated statements of operations and comprehensive loss. Pursuant to the Investment Agreement, the investor contributed EUR 1,100 thousand ($1,229 thousand) during the year ended December 31, 2019. As of December 31, 2019, the fair value of the Investment Agreement Warrants was $93 thousand, equaling 1.58% of the outstanding ordinary shares of the Company on a fully diluted basis pursuant to the Investment Agreement.

As of July 8, 2020, the investor had contributed an additional EUR 221 thousand ($76 thousand) to other project partners in the Innovation Project Agreement on behalf of the Company as a contribution under the terms of the Investment Agreement. As a result of these contributions, the investor was entitled to Investment Agreement Warrants totaling 1.82% of the Company’s fully diluted equity capitalization. Thus, on July 8, 2020, the Company resolved to issue 3,992,792 warrants pursuant to the Investment Agreement. On November 23, 2020, the Company and the investor entered into a separate agreement (“the Termination Agreement”) to terminate the Investment Agreement and the Innovation Project Agreement effective December 31, 2019. In accordance with the Termination Agreement, the Company shall pay EUR 309 thousand ($360 thousand) and issue 2,208,865 ordinary shares ($1,057 thousand) to the investor in order to settle and cancel the Investment Agreement Warrants and reimburse the investor for certain expenditures incurred under the Innovation Project Agreement. On December 18, 2020, the board approved the issuance of the new ordinary shares and the Investment Agreement Warrants lapsed. As of the settlement date on November 23, 2020, the Investment Agreement Warrants were remeasured to fair value and the warrant liability was settled. The warrant liability was derecognized, additional paid-in capital was recognized for the fair value of the ordinary shares issued, a liability was recorded for the cash due, and the remaining balance was recognized as a gain on settlement of warrant liability. In connection with the ordinary shares issued pursuant to the Termination Agreement, the investor contributed NOK 0.01 per share for share capital of NOK 22 thousand ($2 thousand). See Note 8 — Fair Value Measurement and Note 15 — Basic and Diluted Loss Per Share for further information on the Investment Agreement Warrants.